UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

Gerald J. Graves, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2007

Date of reporting period:	06/30/2007

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2007 through June 30, 2007 is filed herewith.

M FUND, INC.

Brandes International Equity Fund
Turner Core Growth Fund
Frontier Capital Appreciation Fund
Business Opportunity Value Fund

Semi-Annual Report
June 30, 2007

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2007

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—95.8%
	Bermuda—1.2%
203,083	Tyco International, Ltd.	$6,862,175
	Brazil—1.3%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	4,800,163
56,717	Contax Participacoes SA, ADR	69,790
1,117	Tele Norte Leste Participacoes SA, ADR	21,189
55,600	Telecomunicacoes Brasileiras SA, ADR	2,178,408
35,727	Vivo Participacoes SA, ADR†	178,992
		7,248,542
	Canada—1.5%
349,940	Nortel Networks Corp.† *	8,416,057
	France—9.8%
914,300	Alcatel Lucent	12,838,185
166,010	Carrefour SA	11,709,081
9,390	Carrefour SA 144A²	662,299
525,400	France Telecom SA	14,498,991
26,000	France Telecom SA 144A²	717,499
177,827	Sanofi-Aventis	14,457,384
		54,883,439
	Germany—6.6%
251,800	Deutsche Post AG	8,185,157
1,102,700	Deutsche Telekom AG	20,421,064
28,900	Hypo Real Estate Holding	1,876,926
176,500	Infineon Technologies AG*	2,939,140
231,800	Infineon Technologies AG 144A²	3,860,015
		37,282,302
	Italy—3.9%
629,780	Intesa Sanpaolo SpA	4,699,273
4,518,290	Telecom Italia Savings Shares	10,042,208
2,682,238	Telecom Italia SpA	7,347,505
		22,088,986
	Japan—24.5%
232,700	Aiful Corp.†	6,678,216
169,000	Akita Bank, Ltd. (The)	822,051
589,000	Dai Nippon Printing Co., Ltd.	8,781,281
243,038	Daiichi Sankyo Co., Ltd.	6,442,921
128,100	Fuji Photo Film Co., Ltd.	5,722,181
1,522,000	Hitachi, Ltd.	10,796,514
191,700	Millea Holdings, Inc. Tokyo	7,863,818

		Value
Shares		(Note 1)
	Japan (Continued)
1,160	Mitsubishi UFJ Financial Group, Inc.	$12,789,623
816,000	Mitsui Sumitomo Insurance Co., Ltd.	10,465,440
884	Mizuho Financial Group, Inc.	6,113,109
3,069	Nippon Telegraph & Telephone Corp.	13,609,591
15,200	Nippon Telegraph & Telephone Corp., ADR	336,984
94,000	Ono Pharmaceutical Co., Ltd.	4,976,246
94,800	Rohm Co., Ltd.	8,415,565
287,000	Seven & I Holdings Co., Ltd.	8,190,028
146,000	Sony Corp.	7,492,339
209,000	Taisho Pharmaceutical Co., Ltd.	4,142,724
121,100	Takeda Pharmaceutical Co., Ltd.	7,814,803
198,690	Takefuji Corp.	6,668,639
		138,122,073
	Mexico—1.2%
182,100	Telefonos de Mexico SA de CV, Class L, SP ADR†	6,899,769
	Netherlands—13.1%
250,566	ABN AMRO Holding NV	11,541,355
397,514	Aegon NV	7,872,471
135,800	Akzo Nobel NV	11,749,673
1,189,566	Koninklijke Ahold NV*	15,013,700
88,491	SNS Reaal 144A²	2,005,079
543,900	STMicroelectronics NV	10,558,166
322,482	Unilever NV CVA	10,059,637
159,647	Wolters Kluwer NV	4,891,550
		73,691,631
	New Zealand—0.4%
680,035	Telecom Corp. of New Zealand, Ltd.†	2,413,124
	Portugal—1.7%
686,408	Portugal Telecom SA	9,498,948
	Singapore—0.6%
143,105	Jardine Matheson Holdings, Ltd.	3,405,899
	South Korea—6.9%
260,000	Korea Electric Power Corp., SP ADR†	5,694,000
115,900	KT Corp., SP ADR	2,719,014
161,700	LG Electronics, Inc.	13,372,171
17,000	Samsung Electronics Co., Ltd.	10,415,111

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

		Value
Shares		(Note 1)
	South Korea (Continued)
241,277	SK Telecom Co., Ltd., ADR†	$6,598,926
		38,799,222
	Spain—2.3%
564,783	Telefonica SA	12,636,729
502	Telefonica SA, ADR	33,514
		12,670,243
	Sweden—0.8%
1,091,500	Ericsson (L.M.) Telephone	4,381,317
	Switzerland—3.7%
40,200	Nestle SA, Registered	15,315,538
16,540	Swisscom AG	5,662,531
		20,978,069

		Value
Shares		(Note 1)
	United Kingdom—16.3%
261,069	AstraZeneca Plc	14,056,593
585,300	British Sky Broadcasting Group Plc	7,517,312
1,024,022	BT Group Plc	6,832,899
552,207	GlaxoSmithKline Plc	14,461,606
461,373	HSBC Holdings Plc	8,471,833
4,282,500	ITV Plc	9,814,486
672,638	Marks & Spencer Group Plc	8,477,058
237,375	Unilever Plc	7,693,281
2,324,701	Wm. Morrison Supermarkets Plc	14,112,260
		91,437,328
	TOTAL FOREIGN COMMON STOCKS (Cost $432,412,295)	539,079,124

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—4.8%
$4,765,431	American Beacon Funds (Money Market)††	5.222%	07/02/2007	$4,765,431
4,765,431	BGI Institutional Money Market Fund††	5.248%	07/02/2007	4,765,431
5,868,128	Marshall & Ilsley Bank (Eurodollar Term)††	5.290%	07/06/2007	5,868,128
5,365,098	Merrill Lynch & Company Repurchase Agreement dated June 30, 2007, due July 2, 2007, with a maturity amount of $5,367,483 collateralized by a government debt obligation with a market value of $5,472,433††	5.335%	07/02/2007	5,365,098
6,061,401	Wells Fargo (Eurodollar Term)††	5.260%	07/02/2007	6,061,401
	TOTAL SHORT-TERM INVESTMENTS—(Cost $26,825,489)			26,825,489
	TOTAL INVESTMENTS AT MARKET VALUE—100.6% (Cost $459,237,784)			565,904,613
	Other Liabilities in Excess of Assets—(0.6%)			(3,195,377)
	NET ASSETS—100.0%			$562,709,236

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†                     Denotes all or a portion of security on loan (Note 1).

*                     Non-income producing security

²                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

††               Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

At June 30, 2007, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	20.6%
Pharmaceuticals	11.8%
Food & Staples Retailing	8.8%
Commercial Banks	7.8%
Semiconductors & Semiconductor Equipment	6.4%
Food Products	5.9%
Insurance	4.7%
Communications Equipment	4.6%
Media	4.0%
Household Durables	3.7%
Consumer Finance	2.4%
Chemicals	2.1%
Electronic Equipment & Instruments	1.9%
Electric Utilities	1.9%
Commercial Services & Supplies	1.6%
Multiline Retail	1.5%
Air Freight & Logistics	1.5%
Industrial Conglomerates	1.2%
Wireless Telecommunication Services	1.2%
Leisure Equipment & Products	1.0%
Diversified Financial Services	0.9%
Thrifts & Mortgage Finance	0.3%
Short-Term Investments	4.8%
Total	100.6%

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—98.6%
	Automotive—1.0%
43,850	Goodyear Tire & Rubber Co. (The)*	$1,524,226
	Banking—4.0%
49,590	American Express Co.	3,033,916
43,380	State Street Corp.	2,967,192
		6,001,108
	Beverages, Food & Tobacco—4.3%
63,050	Coca-Cola Co.	3,298,145
22,500	Hansen Natural Corp.*	967,050
33,060	Pepsico, Inc.	2,143,941
		6,409,136
	Casinos/Gaming—1.1%
21,370	Las Vegas Sands Corp.†*	1,632,454
	Chemicals—1.2%
26,340	Monsanto Co.	1,779,004
	Coal—1.7%
54,580	CONSOL Energy, Inc.	2,516,684
	Commercial Services—3.4%
19,180	Akamai Technologies, Inc.†*	932,915
28,180	Celgene Corp.*	1,615,559
15,030	Mastercard, Inc.—Class A	2,493,026
		5,041,500
	Communication Services—1.4%
25,500	Leap Wireless International, Inc.*	2,154,750
	Communications—2.7%
44,720	Crown Castle International Corp.*	1,621,994
15,920	Millicom International Cellular S.A.†*	1,458,909
42,970	Nortel Networks Corp.*	1,033,428
		4,114,331
	Computer Software & Processing—6.7%
39,160	Fiserv, Inc.*	2,224,288
10,370	Google, Inc., Class A*	5,427,451
29,260	Salesforce.com, Inc.†*	1,254,084
36,540	VeriSign, Inc.*	1,159,414
		10,065,237

		Value
Shares		(Note 1)
	Computers & Information—4.5%
27,990	Apple Computer, Inc.*	$3,415,900
58,920	Dell, Inc.*	1,682,166
40,610	International Game Technology	1,612,217
		6,710,283
	Cosmetics & Personal Care—0.9%
35,460	Avon Products, Inc.	1,303,155
	Electrical Equipment—4.8%
186,784	General Electric Co.	7,150,092
	Electronics—9.5%
46,130	Broadcom Corp., Class A*	1,349,302
141,640	Cisco Systems, Inc.*	3,944,674
136,460	Intel Corp.	3,242,290
38,420	KLA-Tencor Corp.	2,111,179
22,080	Sunpower Corp., Class A†*	1,392,144
57,680	Texas Instruments, Inc.	2,170,498
		14,210,087
	Financial Institutions—1.4%
14,730	IntercontinentalExchange Inc.*	2,177,831
	Financial Services—11.5%
146,420	Charles Schwab Corp. (The)	3,004,538
6,380	Chicago Mercantile Exchange, Inc.†	3,409,217
25,850	Credit Suisse Group, SP ADR†	1,834,316
21,040	Goldman Sachs Group, Inc.	4,560,420
14,410	Nymex Holdings, Inc.†	1,810,328
52,020	T. Rowe Price Group, Inc.	2,699,318
		17,318,137
	Health Care Providers & Services—0.7%
14,280	Medco Health Solutions, Inc.*	1,113,697
	Heavy Machinery—2.7%
33,670	Cameron International Corp.*	2,406,395
13,510	Deere & Co.	1,631,197
		4,037,592
	Media—0.4%
30,830	News Corp., Class A	653,904

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

		Value
Shares		(Note 1)
	Medical and Health Tech Services—1.1%
30,660	Thermo Fisher Scientific, Inc.*	$1,585,735
	Medical Supplies—3.2%
39,870	Baxter International, Inc.	2,246,276
21,670	Roper Industries, Inc.	1,237,357
31,900	St. Jude Medical, Inc.†*	1,323,531
		4,807,164
	Metals—2.6%
43,530	Cameco Corp.	2,208,712
14,250	Precision Castparts Corp.	1,729,380
		3,938,092
	Oil & Gas—6.2%
33,300	Marathon Oil Corp.	1,996,668
24,680	Schlumberger, Ltd.	2,096,319
79,540	Williams Co., Inc.	2,515,055
44,813	XTO Energy, Inc.	2,693,261
		9,301,303
	Oil Services—1.5%
20,770	Shire PLC, ADR	1,539,680
16,060	Southwestern Energy Co.*	714,670
		2,254,350
	Pharmaceuticals—5.3%
42,050	Abbott Laboratories	2,251,778
29,120	Allergan, Inc.	1,678,477
58,840	Gilead Sciences, Inc.*	2,281,227
57,230	Schering-Plough Corp.	1,742,081
		7,953,563

		Value
Shares		(Note 1)
	Real Estate—1.5%
61,740	CB Richard Ellis Group, Inc., Class A*	$2,253,510
	Retailers—3.6%
14,800	Amazon.com, Inc.*	1,012,468
93,390	CVS Corp.	3,404,066
27,320	GameStop Corp.—Class A*	1,068,212
		5,484,746
	Telephone Systems—5.2%
18,550	America Movil SAB de C.V., Class L, ADR	1,148,802
40,640	NII Holdings, Inc., Class B†*	3,281,274
41,620	Rogers Communications, Inc., Class B†	1,768,434
83,660	Time Warner Telecom, Inc., Class A†*	1,681,566
		7,880,076
	Textiles, Clothing & Fabrics—2.7%
33,720	Coach, Inc.*	1,597,991
24,510	Guess?, Inc.	1,177,460
13,340	Polo Ralph Lauren Corp.	1,308,787
		4,084,238
	Transportation—1.8%
33,380	CH Robinson Worldwide, Inc.	1,753,118
31,220	Expedia, Inc.*	914,434
		2,667,552
	TOTAL COMMON STOCKS (Cost $125,437,445)	148,123,537

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—13.3%
$3,544,620	American Beacon Funds (Money Market)††	5.222%	07/02/2007	$3,544,620
3,544,619	BGI Institutional Money Market Fund††	5.248%	07/02/2007	3,544,619
4,364,827	Marshall & Ilsley Bank (Eurodollar Term)††	5.290%	07/06/2007	4,364,827
3,990,663	Merrill Lynch & Company Repurchase Agreement dated June 30, 2007, due July 2, 2007, with a maturity amount of $3,992,437 collateralized by a government debt obligation with a market value of $4,070,501.††	5.335%	07/02/2007	3,990,663
4,508,587	Wells Fargo (Eurodollar Term)††	5.260%	07/02/2007	4,508,587
	TOTAL SHORT-TERM INVESTMENTS—(Cost $19,953,316)			19,953,316
	TOTAL INVESTMENTS AT MARKET VALUE—111.9% (Cost $145,390,761)			168,076,853
	Other Liabilities in Excess of Assets—(11.9%)			(17,828,606)
	NET ASSETS—100.0%			$150,248,247

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                     Non-income producing security

†                     Denotes all or a portion of security on loan (Note 1).

††               Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

At June 30, 2007, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Technology	20.7%
Consumer Non-Cyclical	18.9%
Financial	18.4%
Communications	9.7%
Energy	9.4%
Industrial	9.3%
Consumer Cyclical	8.4%
Basic Materials	3.8%
Short-Term Investments	13.3%
Total	111.9%

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—98.3%
	Aerospace & Defense—1.6%
32,950	Goodrich Corp.	$1,962,502
45,290	Orbital Sciences Corp.†*	951,543
		2,914,045
	Automotive—3.9%
18,000	AO Smith Corp.	718,020
27,400	Autoliv, Inc.	1,558,238
49,000	CarMax, Inc.*	1,249,500
45,300	Navistar International Corp.*	2,989,800
8,900	Oshkosh Truck Corp.	559,988
		7,075,546
	Banking—0.6%
41,200	Capitalsource, Inc., REIT†	1,013,108
	Beverages, Food & Tobacco—0.4%
40,400	Hercules, Inc.*	793,860
	Business Services—1.2%
85,100	Cv Therapeutics, Inc.†*	1,124,171
40,400	Providence Service Corp.†*	1,079,488
		2,203,659
	Chemicals—1.8%
12,000	Albemarle Corp.	462,360
16,600	Cabot Microelectronics Corp.*	589,134
90,800	Chemtura Corp.	1,008,788
9,500	FMC Corp.	849,205
23,700	US BioEnergy Corp.†*	269,232
		3,178,719
	Coal—0.3%
22,300	Massey Energy Co.	594,295
	Commercial Services—9.8%
35,000	AMN Healthcare Services, Inc.*	770,000
24,800	Clean Harbors, Inc.*	1,225,616
24,940	Fluor Corp.	2,777,568
37,780	Jacobs Engineering Group, Inc.*	2,172,728
18,900	Magellan Health Services, Inc.*	878,283
63,100	Omnicare, Inc.	2,275,386
15,800	Portfolio Recovery Associates, Inc.†	948,316
189,000	Regeneration Technologies, Inc.*	2,126,250
50,000	Republic Services, Inc.	1,532,000
14,940	Ritchie Bros. Auctioneers, Inc.	935,543
48,600	Sotheby’s Holdings, Inc., Class A	2,236,572
		17,878,262

		Value
Shares		(Note 1)
	Communication Services—0.7%
25,600	Ciena Corp.*	$924,928
22,100	Global Crossing, Ltd.†*	417,248
		1,342,176
	Communications—6.3%
16,620	Arris Group, Inc.*	292,346
26,042	Avid Technology, Inc.†*	920,585
83,700	C-COR, Inc.†*	1,176,822
127,500	ECI Telecom, Ltd.*	1,166,625
36,400	Foundry Networks, Inc.*	606,424
95,500	Harmonic, Inc.*	847,085
7,960	Harris Corp.	434,218
27,000	Itron, Inc.†*	2,104,380
304,500	Mindspeed Technologies, Inc.*	672,945
23,200	Polycom, Inc.*	779,520
87,700	Seachange International, Inc.*	680,552
218,520	Sonus Networks, Inc.†*	1,861,790
		11,543,292
	Computer Software—2.2%
76,900	Amdocs, Ltd.*	3,062,158
33,700	Manhattan Associates, Inc.*	940,567
		4,002,725
	Computer Software & Processing—3.0%
78,900	BEA Systems, Inc.*	1,080,141
39,600	Cognex Corp.	891,396
72,900	Eclipsys Corp.*	1,443,420
41,500	Electronics for Imaging, Inc.*	1,171,130
31,970	Perot Systems Corp., Class A*	544,769
15,500	Synopsys, Inc.*	409,665
		5,540,521
	Computers & Information—1.7%
36,650	Diebold, Inc.	1,913,130
56,500	Western Digital Corp.†*	1,093,275
		3,006,405
	Containers & Packaging—2.5%
182,500	Crown Holdings, Inc.*	4,557,025
	Electric Utilities—0.5%
54,500	Citizens Communications Co.	832,215
	Electronics—15.3%
73,100	Actel Corp.*	1,016,821
40,490	Anaren, Inc.*	713,029

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

		Value
Shares		(Note 1)
	Electronics (Continued)
39,500	ATMI, Inc.†*	$1,185,000
18,100	Carlisle Cos., Inc.	841,831
65,500	Cree, Inc.†*	1,693,175
44,800	Cymer, Inc.*	1,800,960
22,350	Cypress Semiconductor Corp.†*	520,531
52,800	Fairchild Semiconductor International, Inc.*	1,020,096
17,700	Franklin Electric Co., Inc.†	835,086
10,000	Harman International Industries, Inc.	1,168,000
24,500	Hutchinson Technology, Inc.*	460,845
73,220	Integrated Device Technology, Inc.*	1,118,069
22,000	International Rectifier Corp.*	819,720
26,075	JDS Uniphase Corp.†*	350,187
30,400	MEMC Electronic Materials, Inc.*	1,858,048
61,600	Microsemi Corp.†*	1,475,320
56,040	National Semiconductor Corp.†	1,584,251
43,500	Netlogic Microsystems, Inc.†*	1,385,040
8,900	OpNext, Inc.*	117,836
156,000	PMC-Sierra, Inc.†*	1,205,880
18,000	Rogers Corp.*	666,000
32,900	Saifun Semiconductors, Ltd.†*	390,852
28,700	Semtech Corp.†*	497,371
36,300	Silicon Laboratories, Inc.*	1,256,343
17,400	SiRF Technology Holdings, Inc.†*	360,876
194,170	Skyworks Solutions, Inc.*	1,427,150
28,000	Teradyne, Inc.*	492,240
7,400	Thomas & Betts Corp.*	429,200
35,870	Trimble Navigation, Ltd.*	1,155,014
		27,844,771
	Entertainment & Leisure—2.2%
42,100	Cinemark Holdings, Inc.†*	753,169
63,900	Macrovision Corp.*	1,920,834
20,600	NetFlix, Inc.†*	399,434
167,300	TiVo, Inc.†*	968,667
		4,042,104
	Financial Services—2.0%
56,270	E*Trade Financial Corp.*	1,243,004
25,700	Investment Technology Group, Inc.*	1,113,581
28,600	Thomas Weisel Partners Group, Inc.†*	476,190
30,000	Waddell & Reed Financial, Inc., Class A	780,300
		3,613,075
	Forest Products & Paper—0.4%
50,320	Smurfit-Stone Container Corp.*	669,759

		Value
Shares		(Note 1)
	Health Care Providers—3.4%
54,700	Cross Country Healthcare, Inc.*	$912,396
41,880	Express Scripts, Inc.*	2,094,419
33,450	Matria Healthcare, Inc.†*	1,012,866
26,600	Pediatrix Medical Group, Inc.*	1,466,990
23,500	Radiation Therapy Services, Inc.†*	618,990
		6,105,661
	Heavy Machinery—6.0%
86,420	Chicago Bridge & Iron Co., NV	3,261,491
23,400	Dril-Quip, Inc.*	1,051,830
30,100	Intermec, Inc.†*	761,831
25,400	Kadant, Inc.*	792,480
38,300	Kaydon Corp.†	1,996,196
13,500	National-Oilwell Varco, Inc.*	1,407,240
27,400	Pall Corp.	1,260,126
12,000	Pentair, Inc.	462,840
		10,994,034
	Home Construction, Furnishings & Appliances—0.4%
35,200	Digital Theater Systems, Inc.†*	766,304
	Insurance—0.6%
35,600	Montpelier Re Holdings, Ltd.	660,024
18,100	Onebeacon Insurance Group, Ltd.	458,473
		1,118,497
	Machinery—0.3%
10,700	Watsco, Inc.	582,080
	Medical and Health Products—0.3%
40,400	Merit Medical Systems, Inc.*	483,184
	Medical and Health Tech Services—4.2%
12,200	Cooper Companies, Inc.	650,504
17,200	DaVita, Inc.*	926,736
64,200	Genomic Health, Inc.†*	1,206,960
16,500	Healthways, Inc.†*	781,605
51,500	ICON Plc, ADR*	2,252,610
45,100	Illumina, Inc.†*	1,830,609
		7,649,024
	Medical Supplies—4.3%
28,500	Advanced Medical Optics, Inc.†*	994,080
88,700	Cyberonics, Inc.†*	1,491,934
178,700	Dexcom, Inc.†*	1,463,553
70,600	Helicos BioSciences Corp.*	639,636
13,100	Insulet Corp.*	186,020

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

		Value
Shares		(Note 1)
	Medical Supplies (Continued)
8,460	Millipore Corp.†*	$635,261
35,780	STERIS Corp.	1,094,868
57,800	Wright Medical Group, Inc.*	1,394,136
		7,899,488
	Medical & Bio-Technology—0.9%
43,900	Pharmaceutical Product Development, Inc.	1,680,053
	Metals—3.4%
25,400	Brush Engineered Materials†*	1,066,546
13,300	CommScope, Inc.†*	776,055
85,300	Hecla Mining Co.*	728,462
15,400	Hubbell, Inc., Class B	834,988
24,500	NCI Building Systems, Inc.†*	1,208,585
21,600	RTI International Metals, Inc.†*	1,627,992
		6,242,628
	Mining—1.0%
21,100	Freeport-McMoran Copper & Gold, Inc.†	1,747,502
	Oil & Gas—6.1%
30,400	Core Laboratories NV*	3,091,376
17,611	ENSCO International, Inc.	1,074,447
9,500	GlobalSantaFe Corp.	686,375
34,500	InterOil Corp.†*	653,430
17,280	Noble Corp.	1,685,146
150,360	Talisman Energy, Inc.	2,906,459
9,900	Transocean, Inc.*	1,049,202
		11,146,435
	Pharmaceuticals—2.2%
36,800	Alkermes, Inc.*	537,280
31,344	Charles River Laboratories International, Inc.*	1,617,977

		Value
Shares		(Note 1)
	Pharmaceuticals (Continued)
66,500	Momenta Pharmaceuticals, Inc.†*	$670,320
29,280	Parexel International Corp.*	1,231,517
		4,057,094
	Restaurants—1.0%
21,200	Cheesecake Factory (The)†*	519,824
11,200	Panera Bread Co.†*	515,872
45,800	Triarc Cos., Class B	719,060
		1,754,756
	Retailers—1.2%
51,340	Dollar Tree Stores, Inc.*	2,235,857
	Telephone Systems—2.6%
46,800	ADTRAN, Inc.†	1,215,396
15,100	Global Payments, Inc.	598,715
219,631	Level 3 Communications, Inc.†*	1,284,841
20,800	NII Holdings, Inc., Class B*	1,679,392
		4,778,344
	Textiles, Clothing & Fabrics—1.4%
52,100	Albany International Corp., Class A†	2,106,924
25,400	Quiksilver, Inc.*	358,902
		2,465,826
	Transportation—2.6%
33,400	Kansas City Southern†*	1,253,836
44,200	Kirby Corp.*	1,696,838
37,800	Landstar System, Inc.	1,823,850
		4,774,524
	TOTAL COMMON STOCKS (Cost $121,825,331)	179,126,853

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

		Expiration	Value
Shares		Date	(Note 1)
RIGHTS—0.0%
9,800	Veritas Software Corp., Rights*
	(Cost $0)	N/A	0

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—27.0%
$8,729,510	American Beacon Funds (Money Market)††	5.222%	07/02/2007	$8,729,510
8,729,509	BGI Institutional Money Market Fund††	5.248%	07/02/2007	8,729,509
10,749,473	Marshall & Ilsley Bank (Eurodollar Term)††	5.290%	07/06/2007	10,749,473
9,828,003	Merrill Lynch & Company Repurchase Agreement dated June 30, 2007, due July 2, 2007, with a maturity amount of $9,832,372 collateralized by a government debt obligation with a market value of $10,024,624.††	5.335%	07/02/2007	9,828,003
11,103,519	Wells Fargo (Eurodollar Term)††	5.260%	07/02/2007	11,103,519
	TOTAL SHORT-TERM INVESTMENTS—(Cost $49,140,014)			49,140,014
	TOTAL INVESTMENTS AT MARKET VALUE—125.3% (Cost $170,965,345)			228,266,867
	Other Liabilities in Excess of Assets—(25.3%)			(46,093,248)
	NET ASSETS—100.0%			$182,173,619

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*                   Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1).

††                 Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

At June 30, 2007, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Consumer Non-Cyclical	27.7%
Technology	22.2%
Industrial	13.4%
Communications	9.6%
Consumer Cyclical	9.1%
Energy	6.4%
Basic Materials	6.2%
Financial	3.2%
Utilities	0.5%
Short-Term Investments	27.0%
Total	125.3%

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—97.1%
	Aerospace & Defense—7.3%
23,020	Boeing Co.	$2,213,603
26,830	General Dynamics	2,098,643
11,670	Textron, Inc.	1,284,984
		5,597,230
	Banking—2.7%
10,950	SunTrust Banks, Inc.	938,853
32,100	Wells Fargo & Co.	1,128,957
		2,067,810
	Beverages, Food & Tobacco—1.5%
22,000	Anheuser-Busch Cos., Inc.	1,147,520
	Chemicals—0.6%
6,700	Praxair, Inc.	482,333
	Communication Services—4.8%
16,350	Liberty Capital, Series A*	1,924,068
35,800	Liberty Interactive, Series A*	799,414
39,600	Virgin Media, Inc.	965,052
		3,688,534
	Computers & Information—3.4%
59,550	Hewlett-Packard Co.	2,657,121
	Electronics—4.0%
28,920	Cisco Systems, Inc.*	805,422
56,540	Intel Corp.	1,343,390
128,000	LSI Logic Corp.*	961,280
		3,110,092
	Financial Services—19.4%
6,520	Bear Stearns Cos., Inc.	912,800
32,200	Citigroup, Inc.	1,651,538
17,450	Credit Suisse Group, SP ADR†	1,238,252
68,590	E*Trade Financial Corp.*	1,515,153
39,450	JP Morgan Chase & Co.	1,911,352
28,850	Lehman Brothers Holdings, Inc.†	2,149,902
28,410	Merrill Lynch & Co.	2,374,508
28,460	Morgan Stanley	2,387,225
13,600	UBS AG	816,136
		14,956,866
	Heavy Machinery—1.9%
13,940	National-Oilwell Varco, Inc.*	1,453,106

		Value
Shares		(Note 1)
	Industrial Products—1.8%
9,780	Continental AG, SP ADR	$1,373,273
	Insurance—2.2%
33,680	UnitedHealth Group, Inc.	1,722,395
	Machinery—3.1%
40,370	American Standard Cos., Inc.	2,381,023
	Media—Broadcasting & Publishing—2.0%
67,310	DIRECTV Group (The), Inc.*	1,555,534
	Medical - HMO—1.5%
14,150	WellPoint, Inc.*	1,129,594
	Medical Supplies—2.6%
52,140	Agilent Technologies, Inc.*	2,004,262
	Metals—2.6%
8,890	Precision Castparts Corp.	1,078,890
21,560	Teck Cominco, Ltd., Class B†	916,300
		1,995,190
	Mining—1.3%
12,400	Freeport-McMoran Copper & Gold, Inc.	1,026,968
	Mortgage Loan/Bankers—3.4%
39,490	Countrywide Financial Corp.†	1,435,461
17,610	Fannie Mae	1,150,461
		2,585,922
	Oil & Gas—9.4%
11,120	ChevronTexaco Corp.	936,749
21,330	Devon Energy Corp.	1,669,926
13,050	EOG Resources, Inc.	953,433
16,870	GlobalSantaFe Corp.	1,218,857
44,910	Halliburton Co.	1,549,395
8,910	Transocean, Inc.*	944,282
		7,272,642
	Pharmaceuticals—8.0%
42,660	Amgen, Inc.*	2,358,671
41,285	Biogen Idec, Inc.*	2,208,748
24,850	Genzyme Corp.*	1,600,340
		6,167,759

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

		Value
Shares		(Note 1)
	Restaurants—1.3%
19,160	McDonald’s Corp.	$972,562
	Telephone Systems—12.3%
26,530	Alltel Corp.	1,792,102
26,040	America Movil SAB de C.V., Class L, ADR	1,612,657
33,300	China Mobile, Ltd., SP ADR†	1,794,870

		Value
Shares		(Note 1)
	Telephone Systems (Continued)
92,750	China Unicom, Ltd., ADR†	$1,598,083
91,140	Sprint Nextel Corp.	1,887,509
20,280	Telefonos de Mexico SA de CV, Class L, SP ADR†	768,409
		9,453,630
	TOTAL COMMON STOCKS (Cost $65,648,148)	74,801,366

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—7.6%
$1,042,880	American Beacon Funds (Money Market)††	5.222%	07/02/2007	$1,042,880
1,042,880	BGI Institutional Money Market Fund††	5.248%	07/02/2007	1,042,880
1,284,197	Marshall & Ilsley Bank (Eurodollar Term)††	5.290%	07/06/2007	1,284,197
1,174,113	Merrill Lynch & Company Repurchase Agreement dated June 30, 2007, due July 2, 2007, with a maturity amount of $1,174,635 collateralized by a government debt obligation with a market value of $1,197,602.††	5.335%	07/02/2007	1,174,113
1,326,493	Wells Fargo (Eurodollar Term)††	5.260%	07/02/2007	1,326,493
	TOTAL SHORT-TERM INVESTMENTS—(Cost $5,870,563)			5,870,563
	TOTAL INVESTMENTS AT MARKET VALUE—104.7% (Cost $71,518,711)			80,671,929
	Other Liabilities in Excess of Assets—(4.7%)			(3,652,387)
	NET ASSETS—100.0%			$77,019,542

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                     Non-income producing security

†                     Denotes all or a portion of security on loan (Note 1).

††               Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2007

At June 30, 2007, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Financial	27.7%
Communications	19.1%
Consumer Non-Cyclical	14.9%
Industrial	12.3%
Energy	9.4%
Technology	7.4%
Basic Materials	4.5%
Consumer Cyclical	1.8%
Short-Term Investments	7.6%
Total	104.7%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2007

	Brandes International Equity Fund	Turner Core Growth Fund	Frontier Capital Appreciation Fund	Business Opportunity Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Portfolio of Investments	$565,904,613	$168,076,853	$228,266,867	$80,671,929
Cash	27,703,926	2,127,341	3,711,300	2,257,548
Cash denominated in foreign currencies***	493,230	—	—	—
Receivable from:
Securities sold	—	1,959,974	—	230,411
Capital stock subscriptions	92,073	62,184	5,288	68,872
Dividends and interest	1,047,544	162,905	133,384	55,926
Prepaid expenses	24,926	9,419	10,996	4,082
Total assets	595,266,312	172,398,676	232,127,835	83,288,768
Liabilities:
Payable for:
Securities purchased	4,637,939	1,969,363	241,315	231,723
Capital stock redemptions	33,400	19,859	80,481	7,463
Investment Adviser, net (Note 2)	925,313	157,767	438,617	120,854
Collateral for securities loaned (Note 1)	26,825,489	19,953,316	49,140,014	5,870,563
Accrued expenses and other liabilities	134,935	50,124	53,789	38,623
Total liabilities	32,557,076	22,150,429	49,954,216	6,269,226
Net assets	$562,709,236	$150,248,247	$182,173,619	$77,019,542
Net assets consist of:
Paid-in capital	$413,472,081	$122,481,966	$114,623,559	$64,114,404
Undistributed net investment income (distributions in excess of net investment income)	7,331,605	277,176	(349,920)	224,096
Accumulated net realized gain on investments, foreign currency transactions and net other assets	35,236,891	4,803,013	10,598,458	3,527,824
Net unrealized appreciation on investments, foreign currency transactions and net other assets	106,668,659	22,686,092	57,301,522	9,153,218
Net assets	$562,709,236	$150,248,247	$182,173,619	$77,019,542
Shares outstanding	26,067,483	8,066,216	6,682,100	5,829,019
Net asset value, offering price and redemption price per share	$21.59	$18.63	$27.26	$13.21
* Cost of investments	$459,237,784	$145,390,761	$170,965,345	$71,518,711
** Includes securities on loan with market values of	$25,850,578	$19,301,627	$46,696,405	$5,671,305
*** Cost of cash denominated in foreign currencies	$494,412	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2007

	Brandes International Equity Fund	Turner Core Growth Fund	Frontier Capital Appreciation Fund	Business Opportunity Value Fund
Investment income:
Interest*	$599,524	$73,933	$282,177	$55,243
Dividends**	9,094,157	640,223	366,416	495,541
Total investment income	9,693,681	714,156	648,593	550,784
Expenses:
Investment Advisory fee (Note 2)	1,769,487	304,620	839,404	234,238
Custody, fund accounting, transfer agent and administration fees	377,822	74,710	90,463	55,978
Professional fees	62,249	25,330	29,975	20,335
Shareholder reporting	23,187	9,472	10,956	6,585
Directors’ fees and expenses	46,250	13,575	16,899	7,578
Other	26,942	9,265	10,817	4,298
Total expenses	2,305,937	436,972	998,514	329,012
Less: Expenses reimbursable by the Adviser (Note 2)	—	—	—	(2,329)
Net operating expenses	2,305,937	436,972	998,514	326,683
Net investment income (loss)	7,387,744	277,184	(349,921)	224,101
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	35,927,564	5,081,864	11,517,090	3,843,904
Foreign currency transactions	(57,420)	6	—	—
Net realized gain	35,870,144	5,081,870	11,517,090	3,843,904
Net change in unrealized appreciation (depreciation) on:
Investments	4,966,968	7,267,156	11,638,772	1,310,378
Foreign currency and net other assets	(14,331)	—	—	—
Net change in unrealized appreciation (depreciation)	4,952,637	7,267,156	11,638,772	1,310,378
Net realized and unrealized gain	40,822,781	12,349,026	23,155,862	5,154,282
Net increase in net assets resulting from operations	$48,210,525	$12,626,210	$22,805,941	$5,378,383
* Including net securities lending income of:	$295,807	$41,011	$65,264	$1,990
** Net of foreign taxes withheld of:	$1,123,901	$18,078	$4,138	$9,775

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund		Turner Core Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
Increase (decrease) in net assets from:
Operations:
Net investment income	$7,387,744	$5,982,166	$277,184	$852,856
Net realized gain on investments and foreign currency transactions	35,870,144	38,080,022	5,081,870	13,416,118
Net change in unrealized appreciation (depreciation) on investments and foreign currency and other assets	4,952,637	52,417,980	7,267,156	(3,991,978)
Net increase in net assets resulting from operations	48,210,525	96,480,168	12,626,210	10,276,996
Distributions to shareholders:
From net investment income	—	(6,140,804)	(8,016)	(759,284)
From net realized capital gains	(12,186,708)	(36,139,795)	(2,114,625)	(4,988,270)
Total distributions to shareholders	(12,186,708)	(42,280,599)	(2,122,641)	(5,747,554)
Fund share transactions (Note 4):
Proceeds from shares sold	41,295,802	120,232,626	18,706,014	30,934,057
Net asset value of shares issued on reinvestment of distributions	12,186,708	42,280,599	2,122,641	5,747,554
Cost of shares repurchased	(21,191,330)	(46,260,817)	(13,129,953)	(51,333,719)
Net increase (decrease) in net assets resulting from Fund share transactions	32,291,180	116,252,408	7,698,702	(14,652,108)
Total change in net assets	68,314,997	170,451,977	18,202,271	(10,122,666)
Net assets:
Beginning of period	494,394,239	323,942,262	132,045,976	142,168,642
End of period *	$562,709,236	$494,394,239	$150,248,247	$132,045,976
* Including undistributed net investment income (distributions in excess of net investment income) of:	$7,331,605	$(56,139)	$277,176	$8,008

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Frontier Capital		Business
	Appreciation		Opportunity
	Fund		Value Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
Increase (decrease) in net assets from:
Operations:
Net investment income(loss)	$(349,921)	$(193,090)	$224,101	$335,217
Net realized gain on investments and foreign currency transactions	11,517,090	15,688,948	3,843,904	3,775,977
Net change in unrealized appreciation on investments and foreign currency and other assets	11,638,772	8,661,785	1,310,378	4,131,468
Net increase in net assets resulting from operations	22,805,941	24,157,643	5,378,383	8,242,662
Distributions to shareholders:
From net investment income	—	—	(3,673)	(330,299)
From net realized capital gains	(970,299)	(15,777,892)	(1,589,038)	(5,134,053)
Total distributions to shareholders	(970,299)	(15,777,892)	(1,592,711)	(5,464,352)
Fund share transactions (Note 4):
Proceeds from shares sold	28,328,120	41,882,346	7,152,471	18,108,790
Net asset value of shares issued on reinvestment of distributions	970,299	15,777,892	1,592,711	5,464,352
Cost of shares repurchased	(44,082,535)	(38,270,270)	(8,253,179)	(6,049,170)
Net increase (decrease) in net assets resulting from Fund share transactions	(14,784,116)	19,389,968	492,003	17,523,972
Total change in net assets	7,051,526	27,769,719	4,277,675	20,302,282
Net assets:
Beginning of period	175,122,093	147,352,374	72,741,867	52,439,585
End of period *	$182,173,619	$175,122,093	$77,019,542	$72,741,867
* Including undistributed net investment income (distributions in excess of net investment income) of:	$(349,920)	$1	$224,096	$3,668

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Brandes International Equity Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$20.15		$17.52	$17.00	$14.56	$9.97	$12.37
Income from investment operations:
Net investment income	0.28		0.26	0.24	0.19	0.12	0.14
Net realized and unrealized gain (loss) on investments	1.64		4.32	1.52	3.30	4.60	(2.04)
Total from investment operations	1.92		4.58	1.76	3.49	4.72	(1.90)
Less distributions to shareholders:
From net investment income	—		(0.27)	(0.25)	(0.18)	(0.13)	(0.14)
From net realized capital gains	(0.48)		(1.68)	(0.99)	(0.87)	—	(0.36)
Total distributions	(0.48)		(1.95)	(1.24)	(1.05)	(0.13)	(0.50)
Net asset value, end of period	$21.59		$20.15	$17.52	$17.00	$14.56	$9.97
Total Return	9.55	% *	26.78%	10.55%	24.00%	47.43%	(15.30)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$562,709		$494,394	$323,942	$274,756	$186,238	$121,293
Net expenses to average daily net assets	0.87	% **	0.88%	0.92%	0.92%	0.97%	0.97%
Net investment income to average daily net assets	2.80	% **	1.52%	1.42%	1.40%	1.15%	1.34%
Portfolio turnover rate	16	% *	22%	27%	27%	26%	23%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income	N/A		N/A	N/A	N/A	N/A	N/A

*                     Not annualized.

**               Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Turner Core Growth Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$17.22		$16.60	$14.63	$13.19	$9.82	$13.40
Income from investment operations:
Net investment income	0.03		0.12 *	0.06	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investments	1.65		1.30	1.98	1.44	3.37	(3.58)
Total from investment operations	1.68		1.42	2.04	1.48	3.40	(3.55)
Less distributions to shareholders:
From net investment income	—	†	(0.11)	(0.07)	(0.04)	(0.03)	(0.03)
From net realized capital gains	(0.27)		(0.69)	—	—	—	—
Total distributions	(0.27)		(0.80)	(0.07)	(0.04)	(0.03)	(0.03)
Net asset value, end of period	$18.63		$17.22	$16.60	$14.63	$13.19	$9.82
Total Return	9.74	% **	8.52%	13.92%	11.19%	34.58%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,248		$132,046	$142,169	$117,570	$96,241	$66,980
Net expenses to average daily net assets	0.65	% ***	0.65%	0.68%	0.66%	0.70%	0.70%
Net investment income to average daily net assets	0.41	% ***	0.61%	0.45%	0.28%	0.25%	0.29%
Portfolio turnover rate	65	% **	138%	149%	158%	168%	279%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	N/A		N/A	N/A	N/A	0.72%	0.75%
Net investment income	N/A		N/A	N/A	N/A	0.23%	0.24%

*                     Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

**               Not annualized.

***         Annualized for the periods less than one year.

†                      Round to less then $0.01.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Frontier Capital Appreciation Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2007		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$24.26		$22.95	$21.56	$19.72	$12.65	$16.93
Income from investment operations:
Net investment loss	(0.05)		(0.03)*	(0.12)	(0.09)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	3.20		3.77	3.39	1.93	7.16	(4.18)
Total from investment operations	3.15		3.74	3.27	1.84	7.07	(4.28)
Less distributions to shareholders:
From net realized capital gains	(0.15)		—	—	—	—	—
In excess of net realized capital gains	—		(2.43)	(1.88)	—	—	—
Total distributions	(0.15)		(2.43)	(1.88)	—	—	—
Net asset value, end of period	$27.26		$24.26	$22.95	$21.56	$19.72	$12.65
Total Return	12.97	% **	16.30%	15.13%	9.33%	55.89%	(25.28)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,174		$175,122	$147,352	$170,092	$136,225	$72,688
Net expenses to average daily net assets	1.07	% ***	1.08%	1.11%	1.09%	1.11%	1.13%
Net investment loss to average daily net assets	(0.38	)% ***	(0.12)%	(0.55)%	(0.49)%	(0.63)%	(0.70)%
Portfolio turnover rate	19	% **	30%	29%	44%	39%	33%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income	N/A		N/A	N/A	N/A	N/A	N/A

*                     Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

**               Not annualized.

***         Annualized for the periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Business Opportunity Value Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2007		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$12.55		$12.06	$12.23	$10.09	$7.83	$10.00
Income from investment operations:
Net investment income	0.04		0.06	0.08	0.06	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.90		1.51	0.87	2.22	2.26	(2.17)
Total from investment operations	0.94		1.57	0.95	2.28	2.32	(2.12)
Less distributions to shareholders:
From net investment income	—	†	(0.06)	(0.08)	(0.06)	(0.06)	(0.05)
From net realized capital gains	(0.28)		(1.02)	(1.04)	(0.08)	—	—
Total distributions	(0.28)		(1.08)	(1.12)	(0.14)	(0.06)	(0.05)
Net asset value, end of period	$13.21		$12.55	$12.06	$12.23	$10.09	$7.83
Total Return	7.47	% *	13.89%	7.81%	22.60%	29.65%	(21.20	)% *
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,020		$72,742	$52,440	$36,684	$19,182	$10,779
Net expenses to average daily net assets	0.88	% **	0.89%	0.90%	0.90%	0.90%	0.90	% **
Net investment income to average daily net assets	0.61	% **	0.56%	0.57%	0.78%	0.81%	0.71	% **
Portfolio turnover rate	45	% *	96%	111%	85%	67%	75	% *
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income (loss) to average net assets would have been:
Expenses	0.89	% **	0.94%	1.01%	1.27%	1.53%	1.90	% **
Net investment income (loss)	0.60	% **	0.51%	0.68%	0.41%	0.18%	(0.29	)% **

(a)              Fund commenced operations on February 1, 2002.

*                     Not annualized.

**               Annualized for periods less than one year.

†                      Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2007, the Company consisted of four separate diversified investment portfolios:  Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly the “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Holding Incorporated (“M Financial Group”) issued by certain life insurance companies affiliated with M Financial Group. Shares of the Funds may also be sold to qualified pension and retirement plans. At June 30, 2007, shares of the Funds were offered to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING—Security Life of Denver, Lincoln National Life, New York Life and Annuity Corp., SunLife Insurance, Co., and Nationwide Financial Services, Inc.

Brandes International Equity Fund’s investment objective is long-term capital appreciation by investing principally in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks of mainly U.S. companies that show strong earnings potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500 Index. Business Opportunity Value Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1.   Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equity securities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Pricing Committee’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Company’s Board of Directors, including, without limitation: fundamental analytical data relating to the investment in the portfolio security; financial statements of the issuer; cost at date of purchase; size of holding; special reports prepared by analysts; information as to any transactions or offers with respect to the portfolio security or asset; existence of merger proposals or tender offers affecting the portfolio security; and price and extent of public trading in similar securities of the issuer or compatible companies and other relevant matters.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions. In a repurchase agreement, an investor (e.g., a Fund) purchases a security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount that reflects an agreed-upon market interest rate for the term of the repurchase agreement.

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Funds intend to enter into repurchase agreements only with banks and dealers believed by the applicable Sub-Adviser to present minimum credit risks. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

Foreign Currency and Foreign Investments

The Brandes International Equity Fund may invest in non-U.S. dollar denominated securities or in the securities of foreign issuers. The Business Opportunity Value Fund, the Frontier Capital Appreciation Fund, and the Turner Core Growth Fund may invest in securities of foreign issuers that are listed on United States exchanges or are represented by American Depository Receipts (“ADRs”). Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Brandes International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Forward Foreign Currency Contracts

Brandes International Equity Fund may enter into forward foreign currency exchange contracts. Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund can not invest in these types of transactions. A forward foreign currency exchange contract involves an obligation

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. At the maturity of a forward contract the Brandes International Equity Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.

Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Brandes International Equity Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

While the Brandes International Equity Fund may benefit from forward foreign currency contracts, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Brandes International Equity Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent it from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Brandes International Equity Fund of unrealized profits, transaction costs or expected benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Brandes International Equity Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the sub-adviser.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund, expenses that cannot be directly attributed are apportioned between Funds by the Company.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds have a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (US Currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent in short-term investments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the market value of the loaned securities at the inceptions of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any additional collateral is delivered to the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

At June 30, 2007, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of	Market Value of
	Loaned Securities	Collateral
Brandes International Equity Fund	$25,850,578	$26,825,489
Turner Core Growth Fund	19,301,627	19,953,316
Frontier Capital Appreciation Fund	46,696,405	49,140,014
Business Opportunity Value Fund	5,671,305	5,870,563

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

2.   Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the “Advisory Agreement”) with the M Financial Investment Advisers, Inc. (the “Adviser”). The Advisory Agreement provides for the Funds to pay the Adviser a fee at an annual rate of the value of each Fund’s average daily net assets as follows:

Total Advisory Fees
Brandes International Equity Fund	1.10% of the 1st $10 million
0.95% of the next $10 million
0.75% of the next $30 million
0.65% on amounts above $50 million
Turner Core Growth Fund	0.45%
Frontier Capital Appreciation Fund	0.90%
Business Opportunity Value Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% of the next $100 million
0.50% on amounts above $200 million

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund’s annualized average daily net assets. This agreement is effective through April 30, 2008.

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day-to-day portfolio management for Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund, respectively.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

As compensation for their services, each sub-adviser receives a fee (paid by the Adviser) based on the average daily net assets of the applicable Fund at the following annual rates:

Total Sub-Advisory Fees
Brandes International Equity Fund	0.95% on the first $10 million
0.80% on the next $10 million
0.60% on the next $30 million
0.50% on the amounts above $50 million
Turner Core Growth Fund	0.30%
Frontier Capital Appreciation Fund	0.75%
Business Opportunity Value Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the next $100 million
0.35% on the amounts above $200 million

M Holdings Securities, Inc. acts as distributor (the “Distributor”) for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

During the six months ended June 30, 2007, the Directors of the Company received the following compensation from the Company:

Name of Person Position	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of the Company’s Expenses	Total Estimated Annual Benefits upon Retirement	Compensation from the Company and Fund Complex Paid to Directors
Peter W. Mullin* Director	$0	$0	$0	$0
Gerald Bidwell Director	$16,000	$0	$0	$16,000
Neil E. Goldschmidt Director	$16,000	$0	$0	$16,000
Philip W. Halpern Director and Chairman of the Board	$21,000	$0	$0	$21,000
Allan S. Bufferd Director and Audit Committee Chairman	$21,000	$0	$0	$21,000

*                    Mr. Mullin owns or controls 27.61% of M Financial Holdings Incorporated, which controls the Adviser and is an  “Interested Person” for purposes of the 1940 Act.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

No officer, director or employee of the Adviser, or sub-advisers, other than the Adviser’s Chief Compliance Officer, receives any compensation from the Company for serving as an officer, director or employee of the Company. The Company paid each non-interested Director  $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually.

3.   Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2007, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
Brandes International Equity Fund	$106,341,149	$82,206,492
Turner Core Growth Fund	94,469,281	87,299,471
Frontier Capital Appreciation Fund	33,564,486	38,033,633
Business Opportunity Value Fund	37,148,991	32,009,486

4.   Common Stock

The Company is authorized to issue 400,000,000 shares of common stock with a $0.001 par value. At June 30, 2007, authorized shares were allocated to each Fund as follows:

Authorized Shares
Brandes International Equity Fund	100,000,000
Turner Core Growth Fund	100,000,000
Frontier Capital Appreciation Fund	100,000,000
Business Opportunity Value Fund	100,000,000

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.   Common Stock (Continued)

Changes in the capital shares outstanding were as follows:

	Brandes International
	Equity Fund		Turner Core Growth Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
Shares sold	1,961,370	6,294,105	1,026,009	1,804,393
Shares repurchased	(997,226)	(2,414,176)	(740,139)	(3,033,895)
Distributions reinvested	570,005	2,164,515	113,815	331,271
Net increase	1,534,149	6,044,444	399,685	(898,231)
Fund Shares:
Beginning of period	24,533,334	18,488,890	7,666,531	8,564,762
End of period	26,067,483	24,533,334	8,066,216	7,666,531

	Frontier Capital		Business Opportunity
	Appreciation Fund		Value Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
Shares sold	1,117,657	1,677,599	554,122	1,480,177
Shares repurchased	(1,688,596)	(1,528,949)	(641,076)	(497,100)
Distributions reinvested	35,607	647,086	119,753	464,956
Net increase	(535,332)	795,736	32,799	1,448,033
Fund Shares:
Beginning of period	7,217,432	6,421,696	5,796,220	4,348,187
End of period	6,682,100	7,217,432	5,829,019	5,796,220

5.   Financial Instruments

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6.   Investments in Foreign Markets

At June 30, 2007, a portion of Brandes International Equity Fund’s net assets consists of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.   Investments in Foreign Markets (Continued)

investment income from such securities. Foreign securities may be subject to greater price volatility, limited and less reliable investor information for certain local tax law considerations, limited regulations of foreign securities markets, and higher rates of inflation than securities of companies based in the United States.

7.   Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2007, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING Security Life of Denver, Lincoln National Life Insurance Co., New York Life and Annuity Corp., SunLife Insurance Co., and Nationwide Financial Services, Inc. through their separate accounts, the separate accounts of insurance company subsidiaries, as well as M Financial Holdings Incorporated and M Life Insurance Co. through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

At June 30, 2007 the ownership of each Fund was as follows:

	Percentage of Ownership
			John Hancock		ING-Security
	M Financial	M Life	Variable Life	Pacific Life	Life of
	Holdings Inc.	Insurance Co.	Insurance Co.	Insurance Co.	Denver
Brandes International Equity Fund	—	1.3	38.9	42.8	4.7
Turner Core Growth Fund	3.8	3.5	49.7	35.5	2.8
Frontier Capital Appreciation Fund	—	2.6	45.1	43.4	6.1
Business Opportunity Value Fund	5.2	5.4	30.5	49.2	5.5

	Percentage of Ownership
	Pruco Life	Lincoln	New York		Nationwide
	Insurance Co.	National Life	Life and	SunLife	Financial
	Of Arizona	Insurance Co.	Annuity Corp.	Insurance Co.	Services, Inc.
Brandes International Equity Fund	10.8	1.1	0.4	—	—
Turner Core Growth Fund	2.4	1.7	0.6	—	—
Frontier Capital Appreciation Fund	0.9	1.5	0.4	—	—
Business Opportunity Value Fund	1.1	1.7	1.4	—	—

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.   Tax information

At June 30, 2007, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

				Tax Basis
	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
Brandes International Equity Fund	$459,237,840	$116,036,611	$(9,369,838)	$106,666,773
Turner Core Growth Fund	145,641,413	23,254,082	(818,642)	22,435,440
Frontier Capital Appreciation Fund	171,692,331	60,761,803	(4,187,267)	56,574,536
Business Opportunity Value Fund	71,671,458	10,175,634	(1,175,163)	9,000,471

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN No. 48”), on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset values, financial conditions, or results of operations of the Funds as there were no liabilities for unrecognized tax benefits and no changes to the beginning net asset values of the Funds. As of and during the six months ended June 30, 2007, the Company did not have a liability for any unrecognized tax benefits.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended June 30, 2007 the Funds did not incur any interest or penalties. The Company is subject to examination by U.S. federal, state, and foreign tax authorities for returns filed after 2003, 2004, and 2005.

9.   Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007 and will be disclosed accordingly in the future financial reports.

10.   Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the risk of loss is remote.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS.

The Board of Directors (the “Board”) of M Fund, Inc. (“Company”) meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the “Advisory Agreement”) between the Company and M Financial Investment Advisers, Inc. (the “Adviser”), and (2) the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) between the Adviser, on behalf of the Brandes International Equity Fund, Frontier Capital Appreciation Fund, Turner Core Growth Fund and Business Opportunity Value Fund (each a “Fund” and collectively, the “Funds”), and Brandes Investment Partners (“Brandes”), Frontier Capital Management (“Frontier”), Turner Investment Partners (“Turner”) and Iridian Asset Management (“Iridian”), respectively (each a “Sub-Adviser” and collectively the “Sub-Advisers”). The independent directors meet with the entire Board as well as separately in executive session.

At a meeting held on February 5, 2007, the Board approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability, nature and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser’s and each Sub-Adviser’s regulatory compliance history; (3) the investment performance of each Fund; (4) advisory fees payable to the Adviser and each Sub-Adviser; (5) the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect potential economies of scale for the benefit of investors; (6) the operating expenses of the Funds; and (7) the Adviser’s and each Sub-Adviser’s choice of brokers and dealers for portfolio transactions and the cost of such transactions.

The Board utilizes the services of Strategic Capital Investment Advisers, Inc. (“Strategic Capital”) to help choose and evaluate the Company’s Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The consulting services offered by Strategic Capital include: (i) asset allocation/investment policy review; (ii) investment structure design; (iii) investment manager evaluation and search; (iv) performance evaluation/investment manager monitoring; (v) service provider evaluation and selection (administrative/record keeping, master trust/custody); and (vi) liquidity management evaluation and plan design.

Strategic Capital provides the Board with monthly and quarterly performance information and investment monitoring services at both the Company level and at the Fund level. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser’s investment philosophy, process, capabilities, resources and product offerings.

Below is a discussion of the information considered by the Board, as well as the Board’s conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its February 5, 2007 meeting.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director’s business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.                 THE CAPABILITY, NATURE AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board noted that under the Advisory Agreement, the Adviser is responsible for (1) providing (or arranging for the provision of) overall business management and administrative services necessary for the Company’s operations, (2) overseeing the Sub-Advisers and recommending to the Board their hiring, termination and replacement, (3) supervising the various other service providers to the Company, including the custodian, transfer agent, administration agent and accounting services agent, (4) ensuring the Company’s compliance with applicable legal requirements, and (5) ensuring that each Fund’s investment objectives, policies and restrictions are followed. The Board noted that under the Sub-Advisory Agreements, each Sub-Adviser is responsible for managing the portfolio investments of its applicable Fund according to the Fund’s applicable investment goals and strategies.

The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with counsel. The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be high.

The Board also reviewed the personnel at the Adviser and Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds and concluded with respect to each Fund, based on their experience and interaction with the Adviser and Sub-Advisers, that the Adviser and Sub-Advisers: (i) were able to retain quality portfolio managers and other personnel; (ii) exhibited a high level of diligence and attention to detail in carrying out their advisory responsibilities under the Advisory Agreement and Sub-Advisory Agreements; (iii) were responsive to requests of the Board; and (iv) had kept the Board apprised of developments relating to the Funds and the industry in general.

2.                 REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board also noted that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and that any violations are brought to the attention of the Company’s Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

3.                 THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board reviewed the investment performance of each Fund for the one-, three-, five-year and since inception periods ended December 31, 2006, as well as recent monthly returns (except Business Opportunity Value Fund, which was formed on February 1, 2002 and therefore had no five-year information at December 31, 2006). The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. However, the Board noted that the Adviser has the responsibility in managing the relationship with each Sub-Adviser and making decisions about when and whether to recommend a change in Sub-Adviser.

Brandes International Equity Fund

The Board considered the investment performance of the Brandes International Equity Fund. The performance of the Fund was described to the Board, for the one-, three-, five- and ten-year periods ended December 31, 2006 and since the Fund’s inception. The Board noted that for each of these periods the Fund exceeded its benchmark, the MSCI EAFE Index.

Turner Core Growth Fund

The Board considered the investment performance of the Turner Core Growth Fund. The Board was presented with the performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2006 and since the Fund’s inception. The Board noted that for the three, five and ten year periods and since inception, the Fund exceeded its benchmark, the Russell 1000 Growth Index.

Frontier Capital Appreciation

The Board considered the investment performance of the Frontier Capital Appreciation Fund. The performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2006 and since the Fund’s inception, was described to the Board. The Board noted that for the one and ten year periods and since inception, the Fund exceeded its benchmark, the Russell 2500 Stock Index.

Business Opportunity Value Fund

The Board considered the investment performance of the Business Opportunity Value Fund. The performance of the Fund for the one- and three- year periods ended December 31, 2006 and since the Fund’s inception was described for the Board. The Board noted that the Fund did not meet or exceed its benchmark, the Russell 1000 Value Index, for any of these periods.

After reviewing the aforementioned information, the Board concluded that the Adviser is adequately managing each sub-advisory relationship, and concluded that the performance of each Fund was adequate.

4.                 ADVISORY FEES PAYABLE TO THE ADVISER

The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in each Fund’s respective peer groups. The Board also considered comparative total fund expenses of each Fund compared to its respective peer group. The Board used this fee information and total expense data as a guide to help assess the reasonableness of each Fund’s advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets.

5.                 THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER INVESTORS ARE BENEFITED

The Board discussed with the Adviser whether, as asset levels increase, economies of scale would be realized by investors in the Funds.

Brandes International Equity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that as assets in the Fund increase, the fee rate paid to Brandes decreases. Specifically, it was noted that if average net assets in the Fund exceed $10 million, the management fee paid by the Fund will decrease from 1.10% to 0.95% of average net assets. If average net assets in the Fund exceed $20 million, the management fee paid by the Fund will decrease from 0.95% to 0.75% of average net assets. If average net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.75% to 0.65% of average net assets. The Board noted that based upon the Fund’s current assets, the management fee is 0.69%. The Board concluded that this economy of scale benefits shareholders of the Fund.

Turner Core Growth Fund

The Board considered the benefit to investors of economies of scale. The Board noted that while Turner is not paid on a decremental basis, as assets in the Fund increase, shareholders benefit by spreading fixed operating costs over a larger asset base. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

Frontier Capital Appreciation Fund

The Board considered the benefit to investors of economies of scale. The Board noted that while Frontier is not paid on a decremental basis, as assets in the Fund increase, shareholders benefit by spreading fixed operating costs over a larger asset base. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

Business Opportunity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that as assets in the Fund increase, the fee rate paid to Iridian decreases. Specifically, it was noted to the Board that if average net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.65%

to 0.60% of average net assets. If average net assets in the Fund exceed $100 million, the management fee paid by the Fund will decrease from 0.60% to 0.55% of average net assets. If average net assets in the Fund exceed $200 million, the management fee paid by the Fund will decrease from 0.55% to 0.50% of average net assets. The Board noted that based upon the Fund’s current assets, the management fee is 0.60%. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

6.                 THE OPERATING EXPENSES OF THE FUNDS

The Board reviewed the operating expenses of each Fund. The Board considered that the Adviser has contractually agreed to reimburse each Fund for certain expenses to the extent that such expenses exceed 0.25% of each Fund’s annualized average daily net assets. The Board noted that the Business Opportunity Value Fund has not yet reached a level where subsidies are no longer required. Further, the Board noted that the remaining Funds have achieved economies of scale sufficient to make such subsidies unnecessary. The Board determined that the Adviser’s contractual obligation to limit operating expenses is in the best interests of shareholders. Moreover, the Board noted that as assets grow, fixed operating costs are spread over a larger asset base and operating expenses should continue to decrease, benefiting shareholders.

7.                 THE ADVISER’S AND EACH SUB-ADVISER’S CHOICE OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST OF SUCH TRANSACTIONS.

The Board considered each Sub-Adviser’s brokerage arrangements on behalf of its applicable Fund. The Company’s Chief Compliance Officer monitors compliance with each Sub-Adviser’s written policies and procedures for fair trading practices. Brokerage fees are reviewed for reasonableness and reports are provided each quarter to the Board regarding each Sub-Adviser’s compliance with restricted trading practices. Each Sub-Adviser has certified that it will not purchase or sell portfolio securities through M Holdings Securities, Inc. Quarterly, the Board is presented with reports of each Sub-Adviser’s soft-dollar commission practices, as well as information on the types of research and services obtained in connection with soft dollar commissions. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable and in line with current Fund procedures.

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to manage the Funds. The Board further concluded that based on the compliance materials provided, the Adviser and each Sub-Adviser have in place sufficient policies and procedures to monitor conduct by its employees. Moreover, the Board found that each Fund performed well when compared to relative benchmarks. The Board also found that based on the services that the Adviser and each Sub-Adviser provide to their respective Fund pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the compensation payable to the Adviser and each Sub-Adviser was fair and equitable. In addition, the Board concluded that the Funds benefit from economies of scale due to increasing assets, decremental fee structures (for certain Funds) and operating costs being spread over a larger asset base. Finally, the Board found that brokerage fees being paid by each Fund were reasonable and that the trading practices and soft dollar usage by each Sub-Adviser were fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the management fees paid to the Adviser under the Advisory Agreement and the sub-advisory fees paid to the Sub-Advisers under the Sub-Advisory Agreements were reasonable in light of the services provided, and that it was in the best interests of the Funds and their investors to renew the Advisory Agreement and each Sub-Advisory Agreement.

Supplemental Information

Statement of Additional Information

The Statement of Additional Information includes additional information about the Funds’ directors and is available, without charge, upon request, by calling 1-888-736-2878.

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holding with Security and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company’s Form N-Q will be available on the Company’s website at www.mfin.com and on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the Company’s proxy voting policies and procedures and the Company’s proxy voting record for the most recent twelve-month period ending June 30, 2007 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on the SEC’s website at http://www.sec.gov.

M Fund, Inc.
HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

M Fund, Inc.
HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2007 to June 30, 2007)
Brandes International Equity Fund
Actual	$1,000.00	$1,095.50	0.87%	$4.52
Hypothetical (5% return before expenses)	1,000.00	1,020.48	0.87%	4.36
Turner Core Growth Fund
Actual	1,000.00	1,097.40	0.65%	$3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65%	3.26
Frontier Capital Appreciation Fund
Actual	1,000.00	1,129.70	1.07%	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,019.49	1.07%	5.36
Business Opportunity Value Fund
Actual	1,000.00	1,074.70	0.88%	$4.53
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88%	4.41

*                    Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By: /s/ Gerald J. Graves
Gerald J. Graves
President/Principal Executive Officer

Date: 08/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Gerald J. Graves
Gerald J. Graves
President/Principal Executive Officer

Date: 08/30/2007

By: /s/ David Lees
David Lees
Secretary/Treasurer

Date: 08/30/2007